4. MARKETABLE SECURITIES: Schedule of Marketable Securities (Tables)	12 Months Ended
Sep. 30, 2022
Tables/Schedules
Schedule of Marketable Securities
September 30, 2022	Number of Shares	Cost	Fair Value
Allied Copper Corp.	1,155,707	$ 246,284	$ 161,799